BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.	12 Months Ended
Dec. 31, 2021
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
NOTE 11. BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS.

December 31, 2021	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalents	703,232	5,755	160,896	112,234	20,467	4,311	4,205	—	1,011,100
Other current financial assets	5,865	—	—	—	—	—	—	—	5,865
Other current non-financial assets	25,774	166	18,209	5,900	3,717	6,165	107,959	—	167,890
Trade and other current receivables	789,236	21,884	39,142	22,721	31,288	5,023	70,127	502	979,923
Accounts receivable due from related companies	—	—	—	—	—	—	5,559	—	5,559
Current Inventories	1,047,428	—	89,521	—	32,947	—	2,283	—	1,172,179
Current biological assets	269,769	—	59,817	—	—	—	—	—	329,586
Current tax assets	32	—	3,047	—	452	1,288	228,246	—	233,065
Non-current assets or disposal groups classified as held for sale	2,841,336	27,805	370,632	140,855	88,871	16,787	418,379	502	3,905,167
Non-current assets or disposal groups classified as held for sale	14,098	—	14	—	46	—	—	—	14,158

Total Current Assets	2,855,434	27,805	370,646	140,855	88,917	16,787	418,379	502	3,919,325

Non-Current Assets
Other non-current financial assets	10,525	—	—	—	—	—	—	—	10,525
Other non-current non-financial assets	1,639	—	12,244	56	740	8	73,862	—	88,549
Trade and other non-current receivables	11,806	—	—	—	—	—	2,492	40	14,338
Investments accounted for using equity method	78,216	203,505	26,823	—	—	—	28,098	—	336,642
Intangible assets other than goodwill	82,370	—	1,675	—	165	—	—	—	84,210
Goodwill	41,534	—	16,163	—	—	—	—	—	57,697
Property, plant and equipment	8,487,221	—	340,314	—	124,984	—	865	—	8,953,384
Right of use assets	150,220	—	29,886	—	—	—	—	—	180,106
Non-current biological assets	2,782,660	—	226,237	—	—	—	—	—	3,008,897
Deferred tax assets	3,968	—	2,768	—	901	—	—	—	7,637

Total Non-Current Assets	11,650,159	203,505	656,110	56	126,790	8	105,317	40	12,741,985

Total Assets	14,505,593	231,310	1,026,756	140,911	215,707	16,795	523,696	542	16,661,310

December 31, 2021	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilities	225,502	66,707	884	133	—	—	—	46,215	339,441
Current lease liabilities	9,140	107	4,208	—	1,391	63	26,944	7,750	49,603
Trade and other current payables	284,690	10,834	79,653	16,616	27,889	8,363	268,624	34,787	731,456
Accounts payable to related companies	230	—	—	—	—	—	2,347	—	2,577
Other current provisions	337	—	—	—	—	—	—	—	337
Current tax liabilities	7,201	7,655	4,339	44,856	11,803	—	52,127	—	127,981
Current provisions for employee benefits	—	—	—	—	—	—	4,593	—	4,593
Other current non-financial liabilities	131,214	73	24,680	4,679	7,195	739	5,074	—	173,654

Total Liabilities, current	658,314	85,376	113,764	66,284	48,278	9,165	359,709	88,752	1,429,642

Non-Current Liabilities
Other non-current financial liabilities	3,917,343	442,833	26,880	—	—	—	—	987,808	5,374,864
Non-current lease liabilities	69,905	159	17,694	—	2,377	107	11,334	12,125	113,701
Non-current payables	—	—	2,272	—	—	—	—	—	2,272
Other non-current provisions	—	—	3,489	26,060	—	—	—	—	29,549
Deferred tax liabilities	1,664,506	—	77,637	—	5,662	—	—	—	1,747,805
Non-current provisions for employee benefits	—	—	—	—	842	—	67,125	—	67,967
Other non-current non-financial liabilities	—	—	76,982	14	—	—	10	—	77,006

Total non-current liabilities	5,651,754	442,992	204,954	26,074	8,881	107	78,469	999,933	7,413,164

Total Liabilities	6,310,068	528,368	318,718	92,358	57,159	9,272	438,178	1,088,685	8,842,806

December 31, 2020	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current Assets
Cash and Cash Equivalents	773,822	3,891	127,459	62,149	43,049	5,334	49,010	—	1,064,714
Other current financial assets	1,763	—	—	—	—	—	—	—	1,763
Other current non-financial assets	19,802	92	28,253	5,886	572	6,147	107,845	—	168,597
Trade and other current receivables	542,296	10,448	38,362	9,757	30,856	5,999	96,847	2,816	737,381
Accounts receivable due from related companies	369	—	829	—	—	—	5,076	—	6,274
Current Inventories	847,161	—	63,935	—	27,183	—	—	—	938,279
Current biological assets	246,637	—	56,073	—	—	—	—	—	302,710
Current tax assets	29,069	752	2,384	1,732	3,471	667	282,655	—	320,730
Non-current assets or disposal groups classified as held for sale	2,460,919	15,183	317,295	79,524	105,131	18,147	541,433	2,816	3,540,448
Non-current assets or disposal groups classified as held for sale	3,815	—	15	—	47	—	—	—	3,877

Total Current Assets	2,464,734	15,183	317,310	79,524	105,178	18,147	541,433	2,816	3,544,325

Non-Current Assets
Other non-current financial assets	28,982	—	—	—	—	—	—	—	28,982
Other non-current non-financial assets	1,739	—	17,346	431	692	102	92,904	—	113,214
Trade and other non-current receivables	13,637	—	40	—	—	—	2,859	70	16,606
Investments accounted for using equity method	78,108	184,191	32,402	—	—	—	22,238	—	316,939
Intangible assets other than goodwill	95,231	—	1,675	—	22	—	5,162	—	102,090
Goodwill	42,210	—	17,357	—	—	—	—	—	59,567
Property, plant and equipment	7,838,893	—	349,877	—	136,188	—	346	—	8,325,304
Right of use assets	190,252	—	28,882	—	—	—	—	—	219,134
Non-current biological assets	3,038,157	—	257,960	—	—	—	—	—	3,296,117
Deferred tax assets	4,066	—	1,168	—	807	—	—	—	6,041

Total Non-Current Assets	11,331,275	184,191	706,707	431	137,709	102	123,509	70	12,483,994

Total Assets	13,796,009	199,374	1,024,017	79,955	242,887	18,249	664,942	2,886	16,028,319

December 31, 2020	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current Liabilities
Other current financial liabilities	230,230	32,697	753	—	—	—	—	43,456	307,136
Current lease liabilities	13,687	84	3,292	—	426	148	32,554	13,449	63,640
Trade and other current payables	153,860	11,924	80,607	11,336	26,400	7,485	298,908	35,984	626,504
Accounts payable to related companies	236	—	—	—	—	—	3,503	—	3,739
Other current provisions	386	—	—	—	—	—	—	—	386
Current tax liabilities	152	—	5,298	—	190	24	39,008	—	44,672
Current provisions for employee benefits	—	—	—	—	—	—	6,786	—	6,786
Other current non-financial liabilities	6,616	58	25,726	4,118	2,382	1,319	4,511	—	44,730

Total Liabilities, current	405,167	44,763	115,676	15,454	29,398	8,976	385,270	92,889	1,097,593

Non-Current Liabilities
Other non-current financial liabilities	4,070,126	498,484	657	—	—	—	—	1,145,461	5,714,728
Non-current lease liabilities	74,135	230	14,833	—	218	171	44,604	13,924	148,115
Other non-current provisions	—	—	4,238	26,212	—	—	—	—	30,450
Deferred tax liabilities	1,388,713	—	68,788	—	6,385	—	—	—	1,463,886
Non-current provisions for employee benefits	—	—	—	—	1,069	—	73,540	—	74,609
Other non-current non-financial liabilities	29	—	83,249	14	—	—	11	—	83,303

Total non-current liabilities	5,533,003	498,714	171,765	26,226	7,672	171	118,155	1,159,385	7,515,091

Total Liabilities	5,938,170	543,477	287,441	41,680	37,070	9,147	503,425	1,252,274	8,612,684

	12-31-2021			12-31-2020
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total Liabilities, current	1,104,150	325,492	1,429,642	765,176	332,417	1,097,593

Other current financial liabilities	59,007	280,434	339,441	63,605	243,531	307,136
U.S Dollar	58,794	166,708	225,502	63,509	166,721	230,230
Euros	—	66,707	66,707	—	32,697	32,697
Brazilian Real	80	804	884	96	657	753
Argentine Pesos	133	—	133	—	—	—
U.F.	—	46,215	46,215	—	43,456	43,456

Bank Loans	29,658	219,177	248,835	30,774	184,660	215,434
U.S Dollar	29,578	151,666	181,244	30,678	151,306	181,984
Euros	—	66,707	66,707	—	32,697	32,697
Brazilian Real	80	804	884	96	657	753

Other Loans	29,349	61,257	90,606	32,831	58,871	91,702
U.S Dollar	29,216	15,042	44,258	32,831	15,415	48,246
Argentine Pesos	133	—	133	—	—	—
U.F.	—	46,215	46,215	—	43,456	43,456

Current lease liabilities	13,204	36,399	49,603	18,631	45,009	63,640
U.S Dollar	2,418	6,722	9,140	4,675	9,012	13,687
Euros	40	67	107	23	61	84
Brazilian Real	1,111	3,097	4,208	823	2,469	3,292
Mexican Pesos	337	1,054	1,391	293	133	426
Other currencies	22	41	63	37	111	148
Chilean Pesos	6,768	20,176	26,944	8,578	23,976	32,554
U.F.	2,508	5,242	7,750	4,202	9,247	13,449

Trade and other current payables	725,188	6,268	731,456	585,428	41,076	626,504
U.S Dollar	284,625	65	284,690	153,856	4	153,860
Euros	10,824	10	10,834	11,924	—	11,924
Brazilian Real	73,635	6,018	79,653	39,596	41,011	80,607
Argentine Pesos	16,616	—	16,616	11,336	—	11,336
Mexican Pesos	27,714	175	27,889	26,339	61	26,400
Other currencies	8,363	—	8,363	7,485	—	7,485
Chilean Pesos	268,624	—	268,624	298,908	—	298,908
U.F.	34,787	—	34,787	35,984	—	35,984

Accounts payable to related companies	2,577	—	2,577	3,739	—	3,739
U.S Dollar	230	—	230	236	—	236
Chilean Pesos	2,347	—	2,347	3,503	—	3,503

Other current provisions	337	—	337	384	2	386
U.S Dollar	337	—	337	384	2	386

Current tax liabilities	126,059	1,922	127,981	42,580	2,092	44,672
U.S Dollar	7,201	—	7,201	152	—	152
Euro	7,655	—	7,655	—	—	—
Brazilian Real	2,529	1,810	4,339	5,298	—	5,298
Argentine Pesos	44,856	—	44,856	—	—	—
Mexican Pesos	11,803	—	11,803	190	—	190
Other currencies	—	—	—	24	—	24
Chilean Pesos	52,015	112	52,127	36,916	2,092	39,008

Current provisions for employee benefits	4,124	469	4,593	6,079	707	6,786
Chilean Pesos	4,124	469	4,593	6,079	707	6,786

Other current non-financial liabilities	173,654	—	173,654	44,730	—	44,730
U.S Dollar	131,214	—	131,214	6,616	—	6,616
Euros	73	—	73	58	—	58
Brazilian Real	24,680	—	24,680	25,726	—	25,726
Argentine Pesos	4,679	—	4,679	4,118	—	4,118
Mexican Pesos	7,195	—	7,195	2,382	—	2,382
Other currencies	739	—	739	1,319	—	1,319
Chilean Pesos	5,074	—	5,074	4,511	—	4,511

	12-31-2021				12-31-2020
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	2,342,748	661,414	4,409,002	7,413,164	1,789,289	971,281	4,754,521	7,515,091

Other non-current financial liabilities	1,097,939	582,606	3,694,319	5,374,864	726,207	919,591	4,068,930	5,714,728
U.S Dollar	886,371	180,000	2,850,972	3,917,343	515,400	706,525	2,848,201	4,070,126
Euros	124,640	127,324	190,869	442,833	122,891	125,247	250,346	498,484
Brazilian Real	8,960	17,920	—	26,880	657	—	—	657
U.F.	77,968	257,362	652,478	987,808	87,259	87,819	970,383	1,145,461

Bank Loans	227,008	325,244	190,869	743,121	473,233	335,247	250,346	1,058,826
U.S Dollar	93,408	180,000	—	273,408	349,685	210,000	—	559,685
Euros	124,640	127,324	190,869	442,833	122,891	125,247	250,346	498,484
Brazilian Real	8,960	17,920	—	26,880	657	—	—	657

Other Loans	870,931	257,362	3,503,450	4,631,743	252,973	584,344	3,818,585	4,655,902
U.S Dollar	792,963	—	2,850,972	3,643,935	165,714	496,525	2,848,202	3,510,441
U.F.	77,968	257,362	652,478	987,808	87,259	87,819	970,383	1,145,461

Non-current lease liabilities	44,459	26,083	43,159	113,701	85,964	21,906	40,245	148,115
U.S Dollar	18,691	13,708	37,506	69,905	22,935	15,787	35,413	74,135
Euros	156	3	—	159	168	62	—	230
Brazilian Real	7,288	7,688	2,718	17,694	5,452	4,842	4,539	14,833
Mexican Pesos	2,338	39	—	2,377	218	—	—	218
Other currencies	107	—	—	107	141	30	—	171
Chilean Pesos	10,875	459	—	11,334	44,604	—	—	44,604
U.F.	5,004	4,186	2,935	12,125	12,446	1,185	293	13,924

Non-current payable	2,272	—	—	2,272	—	—	—	—
Brazilian Real	2,272	—	—	2,272	—	—	—	—

Other non-current provisions	29,549	—	—	29,549	30,450	—	—	30,450
Brazilian Real	3,489	—	—	3,489	4,238	—	—	4,238
Argentine Pesos	26,060	—	—	26,060	26,212	—	—	26,212

Deferred tax liabilities	1,067,067	23,521	657,217	1,747,805	840,171	—	623,715	1,463,886
U.S Dollar	1,007,289	—	657,217	1,664,506	764,998	—	623,715	1,388,713
Brazilian Real	54,116	23,521	—	77,637	68,788	—	—	68,788
Mexican Pesos	5,662	—	—	5,662	6,385	—	—	6,385

Non-current provisions for employee benefits	67,951	—	16	67,967	74,336	273	—	74,609
Mexican Pesos	826	—	16	842	796	273	—	1,069
Chilean Pesos	67,125	—	—	67,125	73,540	—	—	73,540

Other non-current non-financial liabilities	33,511	29,204	14,291	77,006	32,161	29,511	21,631	83,303
U.S Dollar	—	—	—	—	29	—	—	29
Brazilian Real	33,487	29,204	14,291	76,982	32,107	29,511	21,631	83,249
Argentine Pesos	14	—	—	14	14	—	—	14
Chilean Pesos	10	—	—	10	11	—	—	11

The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. Dollar as follows:

Subsidiary	Country	Functional Currency
Arauco Canada Ltd.	Canada	Canadian Dollar
Arauco do Brasil S.A.	Brazil	Brazilian Real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real
Arauco Forest Brasil S.A.	Brazil	Brazilian Real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian Real
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real
Leasing Forestal S.A.	Argentina	Argentine pesos
Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian Real
ODD Industries SpA	Chile	Chilean pesos
Arauco Participacoes Florestais Ltda.	Brasil	Brazilian Real
The table below shows a detail per company of the effect in the period of the Reserve of Exchange Differences on translation:

	January - December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	(25,371)	(90,528)	(15,961)
Arauco Forest Brasil S.A.	(21,990)	(84,241)	(14,407)
Arauco Florestal Arapoti S.A.	(4,843)	(18,015)	(3,543)
Sonae Arauco S.A.	(16,092)	15,880	(3,759)
Arauco Canada Ltd.	357	6,636	5,842
Arauco Industria México S.A. de C.V.	(3,008)	(10,052)	3,148
Others	(2,928)	1,387	(1,312)

Total reserve of exchange differences on translation	(73,875)	(178,933)	(29,992)

Effect of foreign exchange rates changes

	January - December
	2021	2020	2019
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	9,022	(26,752)	(30,330)
Reserve of exchange differences on translation (with Non-controlling interests)	(80,965)	(183,419)	(30,971)